Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Summary of Company's Reportable Operating Segments
The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

For the year ended December 31, 2020:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairments	Other	Income (loss) before taxes	Cash flow from operating activities
Aurizona, Brazil	Gold	$—	$8,850	$—	$1,067	$—	$—	$7,783	$7,950
Black Fox, Canada	Gold	3,693	—	1,194	1,014	—	—	1,485	2,500
Bracemac-McLeod, Canada 1	Various	—	2,946	—	1,485	—	—	1,461	3,234
Chapada, Brazil	Copper	9,904	—	3,021	2,914	—	—	3,969	6,883
Diavik, Canada	Diamonds	—	2,716	—	2,085	7,862	392	(7,623)	3,075
Fruta del Norte, Ecuador	Gold	—	3,302	—	1,256	—	—	2,046	1,408
Houndé, Burkina Faso	Gold	—	8,740	—	3,816	—	—	4,924	6,633
Karma, Burkina Faso	Gold	8,184	—	1,619	3,843	—	—	2,722	6,438
Ming, Canada	Gold	835	—	—	445	—	—	390	835
Relief Canyon, United States	Gold	7,096	—	—	2,820	—	—	4,276	7,096
Santa Elena, Mexico	Gold	9,749	—	2,552	312	—	—	6,885	7,100
Yamana silver stream, Argentina	Silver	19,199	—	5,660	10,119	—	—	3,420	13,540
Other Royalties 2	Various	—	7,811	—	1,948	1,015	—	4,848	6,718

Total Segments		$58,660	$34,365	$14,046	$33,124	$8,877	$392	$36,586	$73,410

Corporate:
Administration & Project evaluation expenses		$—	$—	$—	$—	$—	$—	$(13,868)	$(7,728)
Foreign exchange loss		—	—	—	—	—	—	(345)	—
Gain on revaluation of investments		—	—	—	—	—	—	3,830	—
Finance expense, net		—	—	—	—	—	—	(1,792)	94
Other		—	—	—	—	—	135	(135)	(160)

Total Corporate		$—	$—	$—	$—	$—	$135	$(12,310)	$(7,794)

Consolidated		$58,660	$34,365	$14,046	$33,124	$8,877	$527	$24,276	$65,616

1	Royalty revenue from Bracemac-McLeod consists of $1.4 million from copper and $1.5 million from zinc.
2
Where a stream and royalty represents less than
 10%
of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, HM Claim, Triangle Zone and others. Includes royalty revenue from royalty interests located in Canada of
$3.2 million, the United States of $0.6 million, Argentina of $1.1 million, Honduras of
 $
1.0 million and other of $1.9 million. Includes royalty revenue from gold of $7.3 million and other base metals of $0.5 million.

For the year ended December 31, 2019:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairments	Other	Income (loss) before taxes	Cash flow from operating activities
Aurizona, Brazil	Gold	$—	$3,357	$—	$675	$—	$—	$2,682	$1,757
Bachelor Lake, Canada	Gold	8,532	—	3,000	469	—	—	5,063	5,555
Black Fox, Canada	Gold	3,858	—	1,540	1,321	—	—	997	2,318
Bracemac-McLeod, Canada 1	Various	—	3,256	—	1,578	—	—	1,678	3,130
Chapada, Brazil	Copper	11,008	—	3,311	3,366	—	—	4,331	7,697
Diavik, Canada	Diamonds	—	5,674	—	7,256	2,448	—	(4,030)	5,924
Houndé, Burkina Faso	Gold	—	6,425	—	4,037	—	—	2,388	5,037
Karma, Burkina Faso	Gold	8,156	—	1,634	3,775	—	—	2,747	6,647
Ming, Canada	Gold	3,760	—	—	1,889	—	—	1,871	3,760
Santa Elena, Mexico	Gold	13,066	—	4,252	560	—	—	8,254	8,832
Yamana silver stream, Argentina	Silver	15,222	—	4,549	9,692	—	—	981	10,672
Other Royalties 2	Various	—	7,120	—	3,227	212	(340)	4,021	4,684

Total Segments		$63,602	$25,832	$18,286	$37,845	$2,660	$(340)	$30,983	$66,013

Corporate:
Administration & Project evaluation expenses		$—	$—	$—	$—	$—	$—	$(14,184)	$(8,557)
Foreign exchange loss		—	—	—	—	—	—	(86)	—
Gain on revaluation of investments		—	—	—	—	—	—	9,456	—
Finance expense, net		—	—	—	—	—	—	(2,747)	373
Other		—	—	—	—	—	414	(414)	(490)

Total Corporate		$—	$—	$—	$—	$—	$414	$(7,975)	$(8,674)

Consolidated		$63,602	$25,832	$18,286	$37,845	$2,660	$74	$23,008	$57,339

1	Royalty revenue from Bracemac-McLeod consists of $1.2 million from copper and $2.1 million from zinc.
2
Where a stream and royalty
inter
es
t
 represents less than
10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres,
Thunder Creek, HM Claim, Triangle Zone and
others. Includes royalty revenue from royalty interests located in Canada of $2.2 million, the United States of
 $
1.1 million, Argentina of $1.1 million, Honduras of $1.0 million and other of $1.7 million. Includes royalty revenue from gold of $6.3 million and other base metals of $0.8 million.

Total assets as of:

In $000s	December 31, 2020	December 31, 2019
Aurizona	$11,539	$11,706
Black Fox	7,391	8,405
Bracemac-McLeod	2,142	3,915
Chapada	52,672	55,586
Diavik	10,564	21,238
Fruta del Norte	33,377	33,300
Hod Maden 1	102,484	122,403
Houndé	33,374	37,596
Hugo North Extension and Heruga 2	51,592	35,351
Karma	9,356	13,041
Ming	8,575	9,015
Relief Canyon	23,621	26,416
Santa Elena	1,511	1,744
Yamana silver stream	48,369	58,488
Other Royalties 3	81,149	80,281

Total Segments	$477,716	$518,485

Corporate:
Cash and cash equivalents	113,776	6,971
Investments	46,936	83,641
Deferred income tax assets	—	4,303
Other assets	11,493	9,775

Total Corporate	$172,205	$104,690

Consolidated	$649,921	$623,175

1
Includes royalty interest of $5.8 million and investment in associate of $96.7 million at December 31, 2020. Includes royalty interest of $5.8 million and investment in associate of $116.6 million at December 31, 2019.

2	Includes royalty interest of $35.4 million and investment in associate of $16.2 million at December 31, 2020. Includes royalty interest of $35.4 million at December 31, 2019.
3
Where a stream and royalty interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, Triangle Zone and others.

Non-current Assets by Geographical Region
Non-current
assets by geographical region as of:

In $000s	December 31, 2020 1	December 31, 2019 1
North America
Canada	$54,013	$68,083
USA	39,113	41,994
Mexico	4,598	1,835
South & Central America
Argentina	$62,039	$72,739
Brazil	65,075	69,057
Ecuador	31,977	33,226
French Guiana	5,160	5,160
Chile	2,460	2,460
Africa
Burkina Faso	$41,749	$49,688
South Africa	2,980	3,744
Other
Turkey	$106,402	$126,644
Mongolia	52,235	35,992
Australia	3,401	3,661
Other	4,258	3,605

Consolidated	$475,460	$517,888

1	Includes Stream, royalty and other inter ests (note 5), Investment in associate (note 6) and Other long-term assets (note 13).